Segment Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss)
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the year ended December 31, 2022	Exploration and Production		Industrial Transformation	Logistics	DPRLP (3)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	580,722,599	1,206,916,270	—	238,510,433	334,364,847	—	17,488,810	—	Ps.	2,378,002,959
Intersegment	717,367,392		302,190,952	89,622,240	29,193,820	819,994,494	80,179,770	73,050,303	(2,111,598,971)	—
Services income	86,348		1,096,095	1,582,712	430,512	2,173,075	867	15,741	—	5,385,350
(Impairment) of wells, pipelines, properties, plant and equipment, net	(60,438,070)		(25,615,351)	2,121,045	—	394,355	—	—	—	(83,538,021)
Cost of sales	599,574,788		1,577,012,772	78,006,637	243,355,903	1,146,203,099	1,188,124	83,905,905	(2,030,684,206)	1,698,563,022
Gross income	638,163,481		(92,424,806)	15,319,360	24,778,862	10,723,672	78,992,513	6,648,949	(80,914,765)	601,287,266
Distribution, transportation and sale expenses	413,551		20,000,274	284,725	—	693,982	51,637	91,625	(5,230,758)	16,305,036
Administrative expenses	64,390,637		60,136,092	18,374,788	1,000,038	2,768,334	75,097,855	7,613,971	(75,502,649)	153,879,066
Other revenue	10,630,959		9,632,988	333,558	29,832	11,538,185	906,823	6,868,728	—	39,941,073
Other expenses	(21,104,328)		(665,656)	554,533	(1,550,862)	(925,859)	(770,526)	(1,409,589)	286,734	(25,585,553)
Operating income (loss)	562,885,924		(163,593,840)	(2,452,062)	22,257,794	17,873,682	3,979,318	4,402,492	105,376	445,458,684
Financing income	86,983,763		448,537	12,494,966	241,369	454,991	177,776,910	561,083	(251,733,654)	27,227,965
Financing cost	(150,663,974)		(31,341,752)	(545,053)	(1,381,250)	(3,389,376)	(222,446,318)	(1,544,435)	251,628,278	(159,683,880)
Derivative financial instruments (cost) income, net	(12,618,664)		(27,846)	—	—	(1,870,306)	(8,346,135)	—	—	(22,862,951)
Foreign exchange income (loss), net	104,112,481		27,124,384	112,618	—	(258,955)	(2,577,191)	1,176,753	—	129,690,090
Profit (loss) sharing in joint ventures and associates	(649,968)		(1,332,437)	(254)	—	22,757,389	149,613,112	43,949,040	(213,987,481)	349,401
Total duties, taxes and other	328,808,439		—	(6,962,217)	212,621	(504,023)	(2,412,355)	1,038,374	—	320,180,839
Net income (loss)	Ps.	261,241,123	(168,722,954)	16,572,432	20,905,292	36,071,448	100,412,051	47,506,559	(213,987,481)	99,998,470
Total current assets	915,532,623		296,527,986	251,070,455	31,935,985	208,042,447	1,548,257,534	101,716,681	(2,825,188,933)	527,894,778
Total non-current assets	886,317,756		502,433,210	160,667,832	32,675,568	104,756,605	431,460,970	407,146,635	(807,795,310)	1,717,663,266
Total current liabilities	519,212,766		1,078,322,279	79,817,063	10,287,103	163,897,630	1,856,611,334	46,619,334	(2,825,030,251)	929,737,258
Total long-term liabilities	1,968,555,771		614,563,455	75,200,326	4,153,387	513,730	1,891,640,785	42,864,055	(1,512,848,498)	3,084,643,011
Total equity (deficit)	(685,918,158)		(893,924,538)	256,720,899	50,171,062	148,387,691	(1,768,533,615)	419,379,927	704,894,507	(1,768,822,225)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	113,656,994		15,173,731	5,938,265	2,457,584	350,789	554,672	1,639,780	—	139,771,815
Depreciation of rights of use	390,857		3,845,374	539,608	—	694,369	402,661	90,909	—	5,963,778
Net periodic cost of employee benefits	36,284,710		52,521,311	8,387,099	—	8,504	32,090,167	42,021	—	129,333,812
Interest income (1)	190,684		399,495	61,685	110,031	56,852	10,107,959	288,783	—	11,215,489
Interest cost (2)	(96,942)		4,083,467	532,791	1,362,760	2,978,799	129,328,297	1,338,907	—	139,528,079
(1)Included in financing income.
(2)Included in financing cost.
(3)Beginning January 20, 2022, DPRLP information is now included as a separate business segment.

As of/for the year ended December 31, 2021	Exploration and Production	Industrial Transformation	Logistics	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	468,417,239	704,624,236	—	304,536,717	—	13,077,187	—	1,490,655,379
Intersegment	460,572,660	186,494,071	84,952,786	400,866,433	83,781,482	29,314,136	(1,245,981,568)	—
Services income	177,607	510,999	2,949,047	1,314,183	1,700	19,705	—	4,973,241
(Impairment) of wells, pipelines, properties, plant and equipment, net	34,562,831	(32,153,192)	(3,161,108)	(459,126)	—	—	—	(1,210,595)
Cost of sales	461,811,648	984,150,631	56,139,574	690,088,452	939,331	38,237,316	(1,164,716,250)	1,066,650,702
Gross income (loss)	501,918,689	(124,674,517)	28,601,151	16,169,755	82,843,851	4,173,712	(81,265,318)	427,767,323
Distribution, transportation and sales expenses	308,466	16,967,684	121,109	1,349,800	(43,465)	155,920	(3,820,964)	15,038,550
Administrative expenses	68,609,035	55,094,836	18,926,235	2,102,321	77,099,162	6,014,313	(77,413,591)	150,432,311
Other revenue	8,374,912	4,547,927	238,613	649,315	3,152,076	637,623	—	17,600,466
Other expenses	(48,624,108)	(1,518,540)	(363,276)	(42,633)	(166,638)	(234,410)	(19,491)	(50,969,096)
Operating income (loss)	392,751,992	(193,707,650)	9,429,144	13,324,316	8,773,592	(1,593,308)	(50,254)	228,927,832
Financing income	74,733,941	294,144	6,285,126	389,888	168,666,374	234,490	(221,697,179)	28,906,784
Financing cost	(143,814,194)	(18,879,599)	(308,502)	(2,050,801)	(220,409,508)	(856,474)	221,747,431	(164,571,647)
Derivative financial instruments (cost) income, net	(21,076,343)	(20,346)	—	(1,624,762)	(2,502,792)	—	—	(25,224,243)
Foreign exchange (loss), net	(33,902,009)	(5,627,711)	99	(21,490)	(5,185,616)	(938,323)	—	(45,675,050)
(Loss) profit sharing in joint ventures and associates	(452,617)	(1,900,487)	(118)	(423,658)	(246,891,433)	(10,206,963)	256,787,169	(3,088,107)
(Impairment) of joint ventures	—	—	—	(6,703,324)	—	—	—	(6,703,324)
Taxes, duties and other	308,139,256	—	(68,168)	2,061,302	(3,017,215)	232,947	—	307,348,122
Net (loss) income	(39,898,486)	(219,841,649)	15,473,917	828,867	(294,532,168)	(13,593,525)	256,787,167	(294,775,877)
Total current assets	875,933,631	252,372,772	219,321,008	244,042,561	1,970,621,443	71,425,922	(3,175,323,293)	458,394,044
Total non-current assets	837,915,816	418,907,482	154,076,115	40,872,714	448,667,108	220,334,642	(527,069,750)	1,593,704,127
Total current liabilities	495,444,322	776,564,748	62,569,320	189,834,560	2,538,932,073	34,183,077	(3,174,879,770)	922,648,330
Total non-current liabilities	2,203,155,765	657,020,316	77,857,852	792,646	2,050,485,763	27,632,466	(1,717,494,184)	3,299,450,624
Equity (deficit), net	(984,750,640)	(762,304,810)	232,969,951	94,288,069	(2,170,129,285)	229,945,021	1,189,980,911	(2,170,000,783)
Depreciation and amortization	108,323,352	16,271,506	5,867,292	266,764	926,413	1,776,038	—	133,431,365
Depreciation of rights of use	386,412	4,235,223	268,824	884,797	518,108	114,507	—	6,407,871
Net periodic cost of employee benefits	38,215,687	54,997,753	11,661,937	48,093	35,102,165	189,769	—	140,215,404
Interest income (1)	175,149	245,596	46,414	105,464	14,060,450	83,330	—	14,716,403
Interest cost (2)	2,643,655	4,924,651	267,546	1,839,455	141,368,154	669,607	—	151,713,068

(1)Included in financing income.
(2)Included in financing cost.

As of/for the year ended December 31, 2020	Exploration and Production	Industrial Transformation	Logistics	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	301,393,451	479,244,968	—	159,786,736	—	8,521,205	—	948,946,360
Intersegment	242,454,754	97,728,702	80,575,471	280,924,383	78,459,074	19,992,520	(800,134,904)	—
Services income	133,315	191,667	4,099,000	229,140	2,582	59,780	—	4,715,484
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net	35,031,541	(71,854,015)	426,560	42,214	—	—	—	(36,353,700)
Cost of sales	391,513,815	658,688,191	43,614,768	430,672,407	982,895	26,553,326	(719,410,712)	832,614,690
Gross income (loss)	187,499,246	(153,376,869)	41,486,263	10,310,066	77,478,761	2,020,179	(80,724,192)	84,693,454
Distribution, transportation and sales expenses	251,625	14,823,740	107,691	1,277,980	79,072	130,604	(4,234,470)	12,436,242
Administrative expenses	72,457,241	52,116,760	15,762,946	2,106,780	75,738,889	4,183,772	(76,471,944)	145,894,444
Other revenue	2,162,510	4,106,298	513,076	874,412	264,856	3,847,694	—	11,768,846
Other expenses	(896,526)	(124,722)	(7,445)	(86,960)	(93,966)	(19,624)	34,529	(1,194,714)
Operating (loss) income	116,056,364	(216,335,793)	26,121,257	7,712,758	1,831,690	1,533,873	16,751	(63,063,100)
Financing income	77,700,999	469,222	3,340,622	307,229	161,678,495	1,122,880	(227,877,399)	16,742,048
Financing cost	(164,419,519)	(12,166,577)	(450,802)	(812,552)	(210,316,330)	(1,460,106)	227,860,644	(161,765,242)
Derivative financial instruments (cost) income, net	24,939,748	22,862	—	(1,794,243)	(6,072,226)	—	—	17,096,141
Foreign exchange (loss), net	(116,528,387)	(9,060,800)	(442,139)	(750,041)	(1,778,916)	(389,021)	—	(128,949,304)
(Loss) profit sharing in joint ventures and associates	(61,956)	(1,016,062)	3,813	(1,931,323)	(433,417,288)	(8,294,278)	441,176,561	(3,540,533)
Taxes, duties and other	154,609,136	—	4,842,171	3,413,999	20,804,231	1,902,538	—	185,572,075
Net (loss) income	(216,921,887)	(238,087,148)	23,730,580	(682,171)	(508,878,806)	(9,389,190)	441,176,557	(509,052,065)
Depreciation and amortization	101,126,295	19,744,860	5,917,668	317,241	1,066,178	1,459,578	—	129,631,820
Depreciation of rights of use	313,008	4,715,238	460,957	992,148	644,836	103,044	—	7,229,231
Net periodic cost of employee benefits	35,356,366	51,845,677	8,927,651	(1,156)	32,646,614	33,388	—	128,808,540
Interest income (1)	61,001	469,019	38,972	80,245	12,483,256	307,731	—	13,440,224
Interest cost (2)	3,343,074	5,340,096	364,871	195,249	132,594,376	1,280,290	—	143,117,956
(1)Included in financing income.
(2)Included in financing cost.

Supplemental Geographic Information
Supplemental geographic information

	For the years ended December 31,
	2022		2021		2020
Domestic sales:
Domestic sales	Ps.	1,192,714,214	Ps.	762,114,551	Ps.	503,712,031
Incentive for automotive fuels (see Notes 3-S and 7-E)	111,863,956		—		—
Total domestic sales	1,304,578,170		762,114,551		503,712,031
Export sales:
United States	847,736,491		503,358,963		304,344,028
Canada, Central and South America	3,946,692		2,888,992		2,105,703
Europe	77,239,046		69,011,487		45,254,008
Other countries	144,502,560		153,281,386		93,530,590
Total export sales	1,073,424,789		728,540,828		445,234,329
Services income (1)	5,385,350		4,973,241		4,715,484
Total revenues	Ps.	2,383,388,309	Ps.	1,495,628,620	Ps.	953,661,844
(1)Services income as of December 31, 2022, 2021 and 2020 represent approximately 85%, 99% and 97%, from domestic sales, respectively.
Schedule of Income By Product
Revenue by product

	For the years ended December 31,
	2022		2021		2020
Domestic sales:
Refined petroleum products and derivatives (primarily gasolines)	Ps.	1,155,023,948	Ps.	622,091,842	Ps.	409,240,569
Gas	123,754,373		113,103,547		79,176,837
Petrochemical products	25,799,849		26,919,162		15,294,625
Total domestic sales	Ps.	1,304,578,170	Ps.	762,114,551	Ps.	503,712,031
Export sales:
Crude oil	Ps.	583,740,941	Ps.	468,219,964	Ps.	301,199,114
Refined petroleum products and derivatives (primarily gasolines)	445,703,884		172,389,717		107,391,773
Gas	17,429,517		76,144,006		32,192,334
Petrochemical products	26,550,447		11,787,141		4,451,108
Total export sales	Ps.	1,073,424,789	Ps.	728,540,828	Ps.	445,234,329